UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7118

Nuveen New Jersey Premium Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Premium Income Municipal Fund, Inc. (NNJ)
	July 31, 2013

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Discretionary – 0.3% (0.2% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 480	5.000%, 1/01/32	1/15 at 100.00	Caa1	$ 324,547
415	5.125%, 1/01/37	1/15 at 100.00	Caa1	280,366
895	Total Consumer Discretionary			604,913
	Consumer Staples – 4.4% (3.0% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
530	4.500%, 6/01/23	6/17 at 100.00	B1	494,707
7,620	4.750%, 6/01/34	6/17 at 100.00	B2	5,561,608
2,345	5.000%, 6/01/41	6/17 at 100.00	B2	1,717,267
10,495	Total Consumer Staples			7,773,582
	Education and Civic Organizations – 12.9% (8.7% of Total Investments)
1,125	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	1,154,779
	5.000%, 12/01/24 – AMBAC Insured
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	10/13 at 100.00	BBB	500,045
	Series 2002D, 5.250%, 7/01/32 – ACA Insured
300	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	7/14 at 100.00	BBB	303,783
	Series 2004C, 5.500%, 7/01/23
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
2,090	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	A	2,146,388
3,350	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	A	3,361,658
100	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	AA–	103,562
	2004L, 5.125%, 7/01/19 – NPFG Insured
970	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	AA–	974,132
	2006A, 5.000%, 7/01/36 – AMBAC Insured
1,000	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,	7/20 at 100.00	A2	1,038,230
	Series 2010C, 5.375%, 7/01/41
1,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	1,635,175
	Option Bond Trust 3922, 13.681%, 7/01/19 (IF)
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2004H:
1,640	5.000%, 7/01/18 – FGIC Insured	7/14 at 100.00	A	1,705,633
1,040	5.000%, 7/01/23 – FGIC Insured	7/14 at 100.00	A	1,079,666
275	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B,	7/22 at 100.00	A	281,144
	5.000%, 7/01/37
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
260	5.000%, 7/01/32	7/21 at 100.00	BBB+	255,928
170	5.000%, 7/01/37	7/21 at 100.00	BBB+	164,016
635	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	652,983
	2013D, 5.000%, 7/01/43
300	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,	No Opt. Call	AA	348,810
	Series 2012A, 5.000%, 7/01/19
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA–	2,091,020
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
420	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	437,010
	5.000%, 12/01/25
270	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	275,462
	5.000%, 12/01/30
350	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	369,677
	5.750%, 12/01/27 (Alternative Minimum Tax)
1,925	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A,	12/22 at 100.00	AA	1,841,474
	4.375%, 12/01/26 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option
	Bond Trust 4736:
250	12.176%, 12/01/24 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	151,100
560	12.536%, 12/01/25 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	319,715
250	12.961%, 12/01/26 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	135,790
550	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	662,926
	Bond Trust PA-4643, 20.127%, 6/01/30 (IF) (4)
630	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.083%,	No Opt. Call	AA–	712,391
	5/01/21 (IF) (4)
22,295	Total Education and Civic Organizations			22,702,497
	Financials – 0.9% (0.6% of Total Investments)
1,500	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill	No Opt. Call	Ba2	1,570,470
	Project, Series 2002, 5.750%, 10/01/21
	Health Care – 19.3% (13.0% of Total Investments)
2,000	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB	1,981,940
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42 (WI/DD,
	Settling 8/01/13)
25	Camden County Improvement Authority, New Jersey, Healthcare Revenue Bonds, Cooper Health	2/15 at 100.00	BBB	25,602
	System, Series 2005B, 5.250%, 2/15/27
620	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	620,632
	2004A, 5.750%, 2/15/34
690	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	707,906
	2005A, 5.000%, 2/15/25
1,375	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	1,409,540
	Series 2008A, 5.000%, 7/01/27
695	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA–	768,892
	Tender Option Bond Trust 3018, 19.011%, 7/01/38 – AGC Insured (IF) (4)
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters
	University Hospital, Refunding Series 2011:
1,150	6.000%, 7/01/26	7/21 at 100.00	BB+	1,215,136
1,000	6.250%, 7/01/35	7/21 at 100.00	BB+	1,041,380
300	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas	No Opt. Call	BBB+	316,545
	Health, Series 2012A, 5.000%, 7/01/24
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
755	5.250%, 7/01/31	7/23 at 100.00	BBB	724,083
370	5.500%, 7/01/43	7/23 at 100.00	BBB	353,039
1,615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	1,644,506
	Medical Center, Series 2007, 5.000%, 7/01/37
240	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	BBB	241,829
	Hospital, Series 2005A, 5.500%, 7/01/36
700	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	691,040
	Center, Series 2006B, 5.000%, 7/01/36
375	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	375,386
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group Issue, Refunding Series 2012:
1,800	3.750%, 7/01/27	No Opt. Call	A3	1,641,366
300	5.000%, 7/01/31	7/22 at 100.00	A3	305,934
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System
	Obligated Group, Refunding Series 2011:
220	5.000%, 7/01/26	7/22 at 100.00	A	229,561
2,500	5.000%, 7/01/27	7/22 at 100.00	A	2,578,850
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/23 at 100.00	A	401,692
	Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32
2,100	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA–	2,114,910
	2007-I, 5.000%, 7/01/38 – AGC Insured
1,165	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care	7/15 at 100.00	N/R	1,119,227
	Corporation, Series 2005B, 5.000%, 7/01/35 – RAAI Insured
1,790	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	1,828,861
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
1,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB+	1,151,776
	Care System, Series 2006A, 5.000%, 7/01/29
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	1,601,985
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A3	415,495
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
1,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Shore Memorial Health	9/13 at 100.00	N/R	1,462,185
	System, Series 2003, 5.000%, 7/01/23 – RAAI Insured
2,010	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	10/13 at 100.00	Ba2	2,011,045
	Series 2003, 5.500%, 7/01/33
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
1,250	5.000%, 7/01/36	7/16 at 100.00	A2	1,247,413
1,155	5.000%, 7/01/46	7/16 at 100.00	A2	1,135,712
2,650	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/13 at 100.00	A1	2,660,547
	Financing Authority, Adjustable Rate Industrial Revenue Bonds, American Home Products
	Corporation, Series 1983A, 5.100%, 12/01/18
33,910	Total Health Care			34,024,015
	Housing/Multifamily – 3.3% (2.3% of Total Investments)
325	Essex County Improvement Authority, New Jersey, FNMA Enhanced Multifamily Revenue Bonds,	10/13 at 100.00	Aa1	330,831
	Mount Carmel Towers, Series 2002, 4.750%, 11/01/22 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
1,100	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,163,470
550	5.875%, 6/01/42	6/20 at 100.00	Baa3	577,038
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,
	Series 2013-2:
2,125	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA–	1,962,969
1,065	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA–	950,118
1,065	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA–	936,508
6,230	Total Housing/Multifamily			5,920,934
	Housing/Single Family – 2.6% (1.8% of Total Investments)
4,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	4/21 at 100.00	Aa1	4,087,760
	Series 2011A, 4.650%, 10/01/29
520	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	515,112
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
4,520	Total Housing/Single Family			4,602,872
	Long-Term Care – 2.3% (1.5% of Total Investments)
970	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	900,238
	Evergreens Project, Series 2007, 5.625%, 1/01/38
750	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	BBB–	751,455
	Wards Homestead, Series 2004A, 5.800%, 11/01/31
1,000	New Jersey Economic Development Authority, Revenue Bonds, Masonic Charity Foundation of New	10/13 at 100.00	A–	1,001,230
	Jersey, Series 2001, 5.500%, 6/01/21
1,455	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/23 at 100.00	BBB–	1,367,758
	Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
4,175	Total Long-Term Care			4,020,681
	Tax Obligation/General – 6.2% (4.2% of Total Investments)
2,250	Freehold Regional High School District, Monmouth County, New Jersey, General Obligation Bonds,	No Opt. Call	AA	2,553,165
	Refunding Series 2001, 5.000%, 3/01/17 – FGIC Insured
2,500	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	2,741,500
	AMBAC Insured
555	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	607,164
	5.000%, 8/01/27
1,475	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	1,504,810
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
1,485	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	Aa3	1,717,269
	Series 2005, 5.250%, 1/01/27 – AGM Insured
1,780	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004, 4.750%, 9/01/17 –	9/14 at 100.00	A–	1,857,092
	AMBAC Insured
10,045	Total Tax Obligation/General			10,981,000
	Tax Obligation/Limited – 37.4% (25.3% of Total Investments)
1,000	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	1,177,080
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
5,385	Essex County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2003, 5.125%,	12/13 at 100.00	Aa2	5,478,806
	12/15/19 – AGM Insured
1,155	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	1,364,517
	2007, 5.250%, 12/15/22 – AMBAC Insured
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,839,750
	Series 2003B, 0.000%, 11/01/25 – AGM Insured
1,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,196,240
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
1,225	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,445,169
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,835	5.250%, 1/01/36	1/22 at 100.00	A	1,883,884
1,185	5.125%, 1/01/42	1/22 at 100.00	A	1,201,531
640	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson	4/22 at 100.00	Aa3	500,717
	County Plaza Refunding Project, Series 2013, 3.250%, 4/01/35
3,450	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/25	6/16 at 100.00	A+	3,785,168
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
1,050	5.000%, 6/15/19	No Opt. Call	BBB+	1,169,669
1,100	5.000%, 6/15/26	6/22 at 100.00	BBB+	1,116,335
3,200	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	7/14 at 100.00	A	3,345,664
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
120	5.125%, 6/15/27	6/17 at 100.00	Baa3	121,399
205	5.125%, 6/15/37	6/17 at 100.00	Baa3	202,899
3,600	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A+	4,084,560
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/22
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,155	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A+	1,169,195
2,310	5.000%, 9/01/37	9/17 at 100.00	A+	2,338,390
505	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A+	512,025
	Transformation Program, Series 2008A, 5.250%, 10/01/38
1,500	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	A	1,709,235
	5.500%, 3/01/22 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
400	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	A1	443,992
715	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	A1	790,847
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A+	4,731,119
	Appreciation Series 2010A, 0.000%, 12/15/30
1,700	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A+	2,001,818
	2006A, 5.500%, 12/15/22
2,600	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	A+	2,981,524
	5.500%, 12/15/16 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
6,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA–	2,062,080
12,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA–	3,856,800
4,000	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA–	1,188,440
4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A+	4,373,079
	5.000%, 12/15/26 – AMBAC Insured
800	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A+	897,688
	5.000%, 12/15/24
1,130	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/22 at 100.00	Aa3	902,893
	Center Expansion Project, Series 2012, 3.500%, 5/01/35
780	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BBB+	582,613
	2006A, 4.500%, 7/01/36 – CIFG Insured
3,750	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/21 at 100.00	A+	3,240,375
	2011A-1, 5.000%, 8/01/43
1,125	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of	No Opt. Call	AA+	1,277,494
	Plainfield – Park Madison Redevelopment Project, Tender Option Trust 1145, 18.084%,
	3/01/34 (IF) (4)
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,014,230
	Lien Series 2010B, 5.250%, 10/01/29
86,620	Total Tax Obligation/Limited			65,987,225
	Transportation – 25.8% (17.5% of Total Investments)
3,000	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	A	3,123,240
	5.250%, 6/01/20 – NPFG Insured
2,500	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005, 5.000%,	1/15 at 100.00	A1	2,591,900
	1/01/27 – NPFG Insured
1,600	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A,	1/23 at 100.00	A1	1,644,704
	5.000%, 1/01/42
1,105	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding Series	7/22 at 100.00	A2	1,211,931
	2012A, 5.000%, 7/01/25
500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	512,380
	5.000%, 1/01/40
1,095	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port	No Opt. Call	BBB–	1,167,785
	District Project, Series 2012, 5.000%, 1/01/25
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
350	5.125%, 9/15/23 (Alternative Minimum Tax)	9/13 at 100.00	B	334,660
675	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	636,410
3,000	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	A1	3,163,920
	Grants, Series 2002A, 5.500%, 9/15/14 – AMBAC Insured
1,875	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	A	2,026,313
	Grants, Series 2005A, 5.000%, 9/15/18 – FGIC Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
225	6.500%, 1/01/16 – AMBAC Insured	No Opt. Call	A3	254,936
370	6.500%, 1/01/16 – NPFG Insured	No Opt. Call	A+	419,229
2,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	2,549,350
2,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	2,522,943
1,250	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154,	7/22 at 100.00	A+	1,339,600
	17.228%, 1/01/43 (IF) (4)
240	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	246,060
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	4/15 at 100.00	A2	2,755,803
	Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
4,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	4,252,120
3,000	5.000%, 12/01/34	6/15 at 101.00	AA–	3,072,600
585	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA–	730,057
	Eighth Series 2008, Trust 2920, 17.992%, 8/15/32 – AGM Insured (IF)
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred	1/14 at 101.00	AA–	1,023,890
	Thirty-Fourth Series 2004, 5.000%, 7/15/34
8,000	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/13 at 100.00	A	8,188,476
	Terminal LLC, Sixth Series 1997, 5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)
790	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Series	No Opt. Call	A–	894,683
	2012., 5.000%, 11/01/22
850	Trenton Parking Authority, Mercer County, New Jersey, Guaranteed Parking System Revenue Bonds,	10/13 at 100.00	AA	854,947
	Series 2003, 5.000%, 10/01/24 – FGIC Insured
43,640	Total Transportation			45,517,937
	U.S. Guaranteed – 25.0% (16.9% of Total Investments) (5)
2,075	Egg Harbor Township School District, Atlantic County, New Jersey, General Obligation Bonds,	4/15 at 100.00	N/R (5)	2,234,837
	Series 2005, 5.000%, 4/01/27 (Pre-refunded 4/01/15) – NPFG Insured
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,185	5.000%, 4/01/25 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA– (5)	1,275,866
2,755	5.000%, 4/01/35 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA– (5)	2,966,253
	New Jersey Economic Development Authority, Cigarette Tax Revenue Bonds, Series 2004:
500	5.750%, 6/15/29 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	524,105
1,600	5.500%, 6/15/31 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	1,673,648
2,540	5.750%, 6/15/34 (Pre-refunded 6/15/14)	6/14 at 100.00	Aaa	2,662,453
1,435	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R (5)	1,692,554
	1993, 8.000%, 9/15/18 (ETM)
595	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	A (5)	667,174
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
1,145	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/14 at 100.00	A (5)	1,196,777
	2004L, 5.125%, 7/01/19 (Pre-refunded 7/01/14) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey Institute of
	Technology, Series 2004B:
1,375	5.000%, 7/01/18 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	1,402,624
725	5.000%, 7/01/19 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	739,565
1,530	4.750%, 7/01/20 (Pre-refunded 1/01/14) – AMBAC Insured	1/14 at 100.00	A+ (5)	1,559,147
300	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2004A,	7/14 at 100.00	BBB+ (5)	314,598
	5.500%, 7/01/23 (Pre-refunded 7/01/14) – RAAI Insured
400	New Jersey Educational Facilities Authority, Revenue Bonds, Rowan University, Series 2004C,	7/14 at 100.00	A+ (5)	417,632
	5.000%, 7/01/20 (Pre-refunded 7/01/14) – NPFG Insured
2,720	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of	9/13 at 100.00	A+ (5)	2,735,858
	Human Services – Greystone Park Psychiatric Hospital, Series 2003, 5.000%, 9/15/25
	(Pre-refunded 9/15/13)
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,615	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	2,859,921
3,000	5.000%, 9/15/28 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A+ (5)	3,280,980
1,270	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (5)	1,523,124
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005B,	12/15 at 100.00	AA+ (5)	2,223,800
	5.250%, 12/15/18 (Pre-refunded 12/15/15) – FGIC Insured
1,110	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA+ (5)	1,205,127
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
125	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	142,684
195	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (5)	222,587
470	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	536,491
195	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	A (5)	222,587
120	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	136,976
4,105	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	4,364,026
1,100	6.500%, 1/01/16 – AMBAC Insured (ETM)	No Opt. Call	A3 (5)	1,169,410
750	Newark Housing Authority, New Jersey, Port Authority Terminal Revenue Bonds, Series 2004,	1/14 at 100.00	A (5)	765,750
	5.250%, 1/01/21 (Pre-refunded 1/01/14) – NPFG Insured
2,125	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2005RR, 5.000%, 7/01/35	7/15 at 100.00	AA+ (5)	2,310,810
	(Pre-refunded 7/01/15) – FGIC Insured
1,000	University of Medicine and Dentistry of New Jersey, Certificates of Participation, University	6/14 at 100.00	A (5)	1,041,140
	Housing Associates, LLC, Series 2004, 5.000%, 6/15/29 (Pre-refunded 6/15/14) – NPFG Insured
41,060	Total U.S. Guaranteed			44,068,504
	Utilities – 0.1% (0.1% of Total Investments)
245	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	237,822
	Water and Sewer – 7.2% (4.9% of Total Investments)
250	Jersey City Sewer Authority, Hudson County, New Jersey, Sewer Revenue Refunding Bonds, Series	No Opt. Call	N/R	254,928
	1993, 6.250%, 1/01/14 – AMBAC Insured
4,330	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water	10/22 at 100.00	A	3,625,552
	Company, Series 2012C, 4.250%, 10/01/47 (Alternative Minimum Tax)
1,250	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New	5/20 at 100.00	A1	1,319,500
	Jersey-American Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34
	(Alternative Minimum Tax)
420	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New	11/20 at 100.00	A1	426,245
	Jersey-American Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29
	(Alternative Minimum Tax)
1,780	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	2,184,291
	Option Bond Trust 4729, 7.355%, 9/01/21 (IF) (4)
1,650	New Jersey Water Supply Authority, Water Supply Authority Bonds, Manasquan Reservoir, Series	8/15 at 100.00	AA	1,704,417
	2005, 5.000%, 8/01/31 – NPFG Insured
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
1,000	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,060,880
1,100	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,103,047
995	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	A1	1,076,859
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured
12,775	Total Water and Sewer			12,755,719
$ 278,405	Total Investments (cost $258,493,536) – 147.7%			260,768,171
	Variable Rate Demand Preferred Shares, at Liquidation Value – (50.2)% (6)			(88,600,000)
	Other Assets Less Liabilities – 2.5%			4,373,612
	Net Assets Applicable to Common Shares – 100%			$ 176,541,783

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$260,768,171	$ —	$260,768,171

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2013, the cost of investments was $258,013,181.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2013, were as follows:

Gross unrealized:
Appreciation	$ 10,556,383
Depreciation	(7,801,393)
Net unrealized appreciation (depreciation) of investments	$ 2,754,990

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.0%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Premium Income Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 27, 2013

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 27, 2013